Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 78	$ 73
Balances held at the central banks and other financial institutions	$ 23,000	$ 55,400